Preferred shares (Tables)	12 Months Ended
Dec. 31, 2020
Preferred shares
Schedule of movement in the carrying value of the preferred shares

	Series A	Series A+	Series B	Series C	Total
	RMB	RMB	RMB	RMB	RMB
Balance as of December 31, 2017	18,856	3,771	6,283	360,000	388,910
Reversal of accretion on Series C preferred shares	—	—	—	(120,000)	(120,000)
Conversion of preferred shares to Class A ordinary shares	(18,856)	(3,771)	(6,283)	(240,000)	(268,910)
Balance as of December 31, 2018, 2019 and 2020	—	—	—	—	—
Balance as of December 31, 2018, 2019 and 2020 (US$)	—	—	—	—	—